Loans - Troubled Debt Restructurings On Financing Receivables (Detail) ¥ in Billions	12 Months Ended
Mar. 31, 2024 JPY (¥)
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	¥ 298
Domestic
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	278
Domestic | Corporate | Large companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	237
Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	35
Domestic | Retail | Housing Loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Domestic | Retail | Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	5
Foreign
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	20
Term Extension
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	280
Term Extension | Domestic
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	265
Term Extension | Domestic | Corporate | Large companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	227
Term Extension | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	34
Term Extension | Domestic | Retail | Housing Loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Term Extension | Domestic | Retail | Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	4
Term Extension | Foreign
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	15
Interest rate reduction
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	5
Interest rate reduction | Domestic
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Interest rate reduction | Domestic | Corporate | Large companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Interest rate reduction | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Interest rate reduction | Domestic | Retail | Housing Loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Interest rate reduction | Domestic | Retail | Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Interest rate reduction | Foreign
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	5
Term Extension And Interest Rate Reduction
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	6
Term Extension And Interest Rate Reduction | Domestic
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	6
Term Extension And Interest Rate Reduction | Domestic | Corporate | Large companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	4
Term Extension And Interest Rate Reduction | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	2
Term Extension And Interest Rate Reduction | Domestic | Retail | Housing Loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Term Extension And Interest Rate Reduction | Domestic | Retail | Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Term Extension And Interest Rate Reduction | Foreign
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	1
Principal Forgiveness
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Principal Forgiveness | Domestic
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Principal Forgiveness | Domestic | Corporate | Large companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Principal Forgiveness | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Principal Forgiveness | Domestic | Retail | Housing Loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Principal Forgiveness | Domestic | Retail | Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Principal Forgiveness | Foreign
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	6
Other | Domestic
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	6
Other | Domestic | Corporate | Large companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	6
Other | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Other | Domestic | Retail | Housing Loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Other | Domestic | Retail | Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Other | Foreign
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	¥ 0